CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES:
Voyage charter revenues	$ 51,805,097	$ 15,002,012	$ 0
Total vessel revenues	262,101,998	132,049,710	12,487,692
EXPENSES:
Voyage expenses (including $29,769, $1,671,145 and $3,381,564 to related party for the years ended December 31, 2020, 2021 and 2022, respectively)	(33,040,690)	(12,950,783)	(584,705)
Vessel operating expenses	(62,967,844)	(39,203,471)	(7,447,439)
Management fees to related parties	(9,395,900)	(6,744,750)	(930,500)
Depreciation and amortization	(25,829,713)	(14,362,828)	(1,904,963)
Provision for doubtful accounts	(266,732)	(2,483)	(37,103)
General and administrative expenses (including $400,000, $1,200,000, and $2,100,000 to related party for the years ended December 31, 2020, 2021 and 2022, respectively)	(7,043,937)	(3,266,310)	(1,130,953)
Gain on sale of vessel	3,222,631	0	0
Total expenses	(135,322,185)	(76,530,625)	(12,035,663)
Operating income	126,779,813	55,519,085	452,029
OTHER INCOME/(EXPENSES):
Interest and finance costs (including $305,000, $204,167 and $0 to related party for the years ended December 31, 2020, 2021 and 2022, respectively)	(8,584,054)	(2,854,998)	(2,189,577)
Interest income	1,558,103	75,123	34,976
Foreign exchange (losses)/gains	103,700	28,616	(29,321)
Dividend on equity securities	24,528	0	0
Gain on sale of equity securities	27,450	0	0
Total other expenses, net	(6,870,273)	(2,751,259)	(2,183,922)
Net (loss)/income, before taxes	119,909,540	52,767,826	(1,731,893)
Income taxes	(1,348,850)	(497,339)	(21,640)
Net (loss)/income	118,560,690	52,270,487	(1,753,533)
Comprehensive (loss)/income	118,560,690	52,270,487	(1,753,533)
Deemed dividend on Series A preferred shares	0	(11,772,157)	0
Net (loss)/income attributable to common shareholders	$ 118,560,690	$ 40,498,330	$ (1,753,533)
(Loss)/Earnings per common share, basic (in dollars per share)	$ 1.25	$ 0.48	$ (0.26)
(Loss)/Earnings per common share, diluted (in dollars per share)	$ 1.25	$ 0.47	$ (0.26)
Weighted average number of common shares, basic (in shares)	94,610,088	83,923,435	6,773,519
Weighted average number of common shares, diluted (in shares)	94,610,088	85,332,728	6,773,519
Time Charter [Member]
REVENUES:
Vessel revenues	$ 163,872,159	$ 111,900,699	$ 12,487,692
Pool [Member]
REVENUES:
Vessel revenues	$ 46,424,742	$ 5,146,999	$ 0